Related-party Transactions - Compensation of key management personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related-party Transactions
Short-term employee benefits	$ 1,790	$ 1,721	$ 1,068
Post-employment benefits	10	11	12
Share-based compensation	202	363	671
Total Key management personnel compensation	$ 2,002	$ 2,095	$ 1,751